INTERESTS IN JOINT OPERATIONS (Details) R in Millions	12 Months Ended
	Dec. 31, 2018 ZAR (R) item	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
INTERESTS IN JOINT OPERATIONS
Loss on foreign exchange differences	R (1,169.1)	R (292.4)	R (219.6)
Profit before tax	(1,436.9)	(7,379.7)	4,244.8
(Loss) profit for the year	(2,520.7)	(4,433.1)	3,042.7
Non-current assets	69,727.7	64,067.3	34,018.1
Current assets	15,195.3	12,004.5	7,703.2
Current liabilities	R (14,632.6)	(8,437.8)	(6,256.6)
Kroondal Mine
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%
Number of joint operations | item	2
Loss on foreign exchange differences	R 132.7	(94.4)	(67.8)
Profit before tax	677.7	175.0	90.8
(Loss) profit for the year	677.7	175.0	90.8
Non-current assets	1,115.7	1,284.0	1,296.1
Current assets	1,828.2	1,400.5	1,208.1
Current liabilities	(271.3)	(283.2)	(288.7)
Net assets (liabilities)	R 2,672.6	R 2,401.3	R 2,215.5